Retirement Plans	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Retirement Plans

NOTE 13—RETIREMENT PLANS

The Company sponsors a savings and retirement 401(k) plan, which covers all employees who meet certain eligibility requirements and who choose to participate in the plan. The matching contribution to the 401(k) plan was $204 in 2013 and $190 in 2012.

The Company also sponsors a pension plan which is a noncontributory defined benefit retirement plan for all employees who have attained the age of 20 1⁄2, completed six months of service and work 1,000 or more hours per year. Annual payments, subject to the maximum amount deductible for federal income tax purposes, are made to a pension trust fund. In 2006, the Company amended the pension plan to provide that no employee could be added as a participant to the pension plan after December 31, 2006.

Information about the pension plan is as follows.

	2013	2012
Change in benefit obligation:
Beginning benefit obligation	$21,604	$16,934
Service cost	1,204	939
Interest cost	884	915
Settlement loss	821	—
Actuarial (gain)/loss	(1,272)	3,474
Benefits paid	(4,785)	(658)

Ending benefit obligation	18,456	21,604

Change in plan assets, at fair value:
Beginning plan assets	13,441	11,445
Actual return	1,943	1,181
Employer contribution	4,900	1,510
Benefits paid	(4,785)	(658)
Administrative expenses	(33)	(37)

Ending plan assets	15,466	13,441

Funded status at end of year	$(2,990)	$(8,163)

Amounts recognized in accumulated other comprehensive income at December 31, consist of:

	2013	2012
Unrecognized actuarial loss (net of tax, of $2,364 in 2013 and $3,862 in 2012)	$4,588	$7,496

The accumulated benefit obligation for the defined benefit pension plan was $14,537 at December 31, 2013 and $17,379 at December 31, 2012.

The components of net periodic pension expense were as follows.

	2013	2012
Service cost	$1,204	$939
Interest cost	884	915
Expected return on plan assets	(965)	(858)
Net amortization and deferral	698	359

Net periodic benefit cost	$1,821	$1,355

Net loss (gain) recognized in other comprehensive income	(4,406)	2,829
Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$(2,585)	$4,184

The estimated net loss and prior service costs for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $352.

The weighted average assumptions used to determine benefit obligations at year-end were as follows.

	2013	2012
Discount rate on benefit obligation	4.38%	3.72%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

The weighted average assumptions used to determine net periodic pension cost were as follows.

	2013	2012
Discount rate on benefit obligation	3.72%	4.60%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

The Company uses long-term market rates to determine the discount rate on the benefit obligation. Declines in the discount rate lead to increases in the actuarial loss related to the benefit obligation.

The expectation for long-term rate of return on the pension assets and the expected rate of compensation increases are reviewed periodically by management in consultation with outside actuaries and primary investment consultants. Factors considered in setting and adjusting these rates are historic and projected rates of return on the portfolio and historic and estimated rates of increases of compensation.

The Company’s pension plan asset allocation at year-end 2012, and 2013 and target allocation for 2014 by asset category are as follows.

	Target Allocation	Percentage of Plan Assets at Year-end
Asset Category	2014	2013	2012
Equity securities	20-50%	46.5%	45.5%
Debt securities	30-60	53.0	53.9
Money market funds	20-30	0.5	0.6

Total		100.0%	100.0%

The Company developed the pension plan investment policies and strategies for plan assets with its pension management firm. The assets are currently invested in five diversified investment funds, which include three equity funds, one money market fund and one bond fund. The long-term guidelines from above were created to maximize the return on portfolio assets while reducing the risk of the portfolio. The management firm may allocate assets among the separate accounts within the established long-term guidelines. Transfers among these accounts will be at the management firm’s discretion based on their investment outlook and the investment strategies that are outlined at periodic meetings with the Company. The expected long-term rate of return on the plan assets was 7.00% in 2013 and 2012. This return is based on the expected return for each of the asset categories, weighted based on the target allocation for each class.

The Company expects to contribute $1,275 to its pension plan in 2014. Employer contributions totaled $4,900 in 2013. The decrease in the benefit obligation, contributions and the increase in plan assets led to a change in funded status from $(8,163) to $(2,990).

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2013 and 2012:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$79	$—	$—	$79
Bond mutual funds	48	—	—	48
Common/collective trust:
Bonds	8,140	—	—	8,140
Equities	5,439	—	—	5,439
Equity market funds:
Commodity mutual funds	21	—	—	21
International	337	—	—	337
Large cap	1,093	—	—	1,093
Mid cap	181	—	—	181
Small cap	128	—	—	128

Total assets at fair value	$15,466	$—	$—	$15,466

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$76	$—	$—	$76
Bond mutual funds	86	—	—	86
Common/collective trust:
Bonds	7,158	—	—	7,158
Equities	4,772	—	—	4,772
Equity market funds:
Commodity mutual funds	23	—	—	23
International	240	—	—	240
Large cap	808	—	—	808
Mid cap	177	—	—	177
Small cap	101	—	—	101

Total assets at fair value	$13,441	$—	$—	$13,441

Investment in equity securities, debt securities, and money market funds are valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Expected benefit payments, which reflect expected future service, are as follows.

2014	$396
2015	512
2016	637
2017	842
2018	900
2019 through 2023	6,951

Total	$10,238

Supplemental Retirement Plan

Citizens established a supplemental retirement plan (“SERP”) which covers key members of management in 2013. Participants will receive annually a percentage of their base compensations at the time of their retirement for a maximum of ten years. The liability recorded at December 31, 2013, was $1,111, compared to $700 at December 31, 2012. The expense related to the plan was $412 for 2013 and $369 for 2012. No distributions to participants were made in either 2013 or 2012.